UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS INTERNATIONAL EQUITY FUND

FORM N-Q

DECEMBER 31, 2017

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 1.7%
Aisin Seiki Co., Ltd.	18,032	$1,013,200	(a)
Compagnie Generale des Etablissements Michelin	11,788	1,688,564	(a)
Magna International Inc.	18,115	1,026,661
Stanley Electric Co., Ltd.	43,463	1,765,251	(a)

Total Auto Components		5,493,676

Automobiles - 2.4%
Honda Motor Co., Ltd.	64,737	2,219,541	(a)
Mazda Motor Corp.	57,631	773,298	(a)
Nissan Motor Co., Ltd.	124,322	1,239,849	(a)
Toyota Motor Corp.	54,789	3,508,455	(a)

Total Automobiles		7,741,143

Hotels, Restaurants & Leisure - 1.5%
Aristocrat Leisure Ltd.	91,141	1,679,515	(a)
Crown Resorts Ltd.	84,204	854,867	(a)
Genting Singapore PLC	1,307,545	1,277,702	(a)
Kindred Group PLC	68,209	975,658	(a)

Total Hotels, Restaurants & Leisure		4,787,742

Household Durables - 2.6%
Electrolux AB, Class B Shares	37,479	1,205,392	(a)
Haseko Corp.	84,682	1,310,684	(a)
Persimmon PLC	42,589	1,572,754	(a)
Sekisui House Ltd.	49,945	901,266	(a)
Sony Corp.	41,042	1,843,566	(a)
Taylor Wimpey PLC	527,464	1,469,351	(a)

Total Household Durables		8,303,013

Leisure Products - 0.2%
Sega Sammy Holdings Inc.	63,491	786,679	(a)

Media - 0.8%
Eutelsat Communications SA	25,796	595,601	(a)
TOHO Co., Ltd.	25,000	865,934	(a)
Vivendi	42,769	1,150,060	(a)

Total Media		2,611,595

Multiline Retail - 0.9%
Canadian Tire Corp., Ltd., Class A Shares	7,064	921,074
Dollarama Inc.	14,791	1,847,992

Total Multiline Retail		2,769,066

Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear Inc.	24,800	801,216
Hugo Boss AG	10,233	868,013	(a)
Moncler SpA	28,895	902,754	(a)

Total Textiles, Apparel & Luxury Goods		2,571,983

TOTAL CONSUMER DISCRETIONARY		35,064,897

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 9.7%
Beverages - 2.0%
Anheuser-Busch InBev SA/NV	8,411	$938,187	(a)
Asahi Group Holdings Ltd.	29,918	1,483,304	(a)
Coca-Cola HBC AG, Class DI Shares	31,587	1,027,435	*(a)
Diageo PLC	81,690	2,989,718	(a)

Total Beverages		6,438,644

Food & Staples Retailing - 1.7%
Booker Group PLC	285,669	879,509	(a)
E-MART Inc.	5,419	1,370,160	(a)
Kesko OYJ, Class B Shares	13,899	754,581	(a)
Metro Inc.	29,359	940,095
Seven & I Holdings Co., Ltd.	39,200	1,628,158	(a)

Total Food & Staples Retailing		5,572,503

Food Products - 2.2%
Nestle SA, Registered Shares	51,196	4,399,381	(a)
Nichirei Corp.	35,818	989,119	(a)
Tate & Lyle PLC	102,708	974,314	(a)
Uni-President Enterprises Corp.	350,000	775,783	(a)

Total Food Products		7,138,597

Household Products - 0.6%
Pigeon Corp.	22,000	837,315	(a)
Unicharm Corp.	40,000	1,039,797	(a)

Total Household Products		1,877,112

Personal Products - 0.9%
Unilever NV, CVA	47,852	2,688,532	(a)

Tobacco - 2.3%
British American Tobacco PLC	57,980	3,913,098	(a)
Imperial Brands PLC	47,970	2,049,998	(a)
Japan Tobacco Inc.	46,300	1,491,236	(a)

Total Tobacco		7,454,332

TOTAL CONSUMER STAPLES		31,169,720

ENERGY - 4.5%
Energy Equipment & Services - 0.3%
WorleyParsons Ltd.	85,053	950,287	*(a)

Oil, Gas & Consumable Fuels - 4.2%
BP PLC	302,843	2,135,803	(a)
OMV AG	22,540	1,428,040	(a)
Repsol SA	83,466	1,475,147	(a)
Royal Dutch Shell PLC, Class A Shares	170,921	5,700,030	(a)
Royal Dutch Shell PLC, Class B Shares	41,494	1,399,465	(a)
Total SA	23,816	1,314,055	(a)

Total Oil, Gas & Consumable Fuels		13,452,540

TOTAL ENERGY		14,402,827

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
FINANCIALS - 21.8%
Banks - 12.5%
Banco Bilbao Vizcaya Argentaria SA	258,922	$2,204,051	(a)
Banco Santander SA	150,577	987,387	(a)
Bank Hapoalim B.M.	231,027	1,698,165	(a)
Bank Leumi Le-Israel	297,737	1,793,326	(a)
BNP Paribas SA	40,212	2,998,765	(a)
CaixaBank SA	297,128	1,382,033	(a)
Commonwealth Bank of Australia	20,577	1,286,059	(a)
Danske Bank A/S	38,384	1,492,227	(a)
DBS Group Holdings Ltd.	44,369	821,526	(a)
DNB ASA	44,124	815,844	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	126,400	693,826
Hachijuni Bank Ltd.	126,316	721,548	(a)
HSBC Holdings PLC	356,327	3,674,820	(a)
ING Groep NV	101,750	1,872,281	(a)
KBC Group NV	22,330	1,902,488	(a)
Lloyds Banking Group PLC	2,351,216	2,152,997	(a)
Mediobanca SpA	92,659	1,049,416	(a)
Mitsubishi UFJ Financial Group Inc.	309,654	2,272,055	(a)
Mizuho Financial Group Inc.	877,000	1,592,993	(a)
National Australia Bank Ltd.	56,797	1,306,561	(a)
Oversea-Chinese Banking Corp., Ltd.	157,900	1,458,833	(a)
Resona Holdings Inc.	170,000	1,015,943	(a)
Royal Bank of Canada	9,200	751,297
Skandinaviska Enskilda Banken AB, Class A Shares	105,879	1,240,360	(a)
Sumitomo Mitsui Financial Group Inc.	51,357	2,218,109	(a)
Westpac Banking Corp.	37,483	914,880	(a)

Total Banks		40,317,790

Capital Markets - 1.2%
Julius Baer Group Ltd.	19,460	1,189,726	(a)
Natixis SA	128,946	1,020,073	(a)
UBS Group AG, Registered Shares	88,641	1,628,708	*(a)

Total Capital Markets		3,838,507

Diversified Financial Services - 0.4%
ORIX Corp.	75,374	1,274,445	(a)

Insurance - 7.4%
Ageas	22,556	1,101,095	(a)
Allianz SE, Registered Shares	13,877	3,178,022	(a)
Assicurazioni Generali SpA	68,102	1,239,894	(a)
Aviva PLC	183,616	1,254,838	(a)
AXA SA	82,980	2,459,398	(a)
Direct Line Insurance Group PLC	246,432	1,269,977	(a)
Legal & General Group PLC	345,855	1,273,093	(a)
MS&AD Insurance Group Holdings Inc.	42,217	1,429,469	(a)
NN Group NV	34,376	1,486,386	(a)
Poste Italiane SpA	109,155	821,775	(a)
Prudential PLC	53,210	1,368,038	(a)
SCOR SE	25,264	1,016,497	(a)
Sompo Holdings Inc.	46,122	1,778,181	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Standard Life Aberdeen PLC	229,596	$1,352,621	(a)
Tokio Marine Holdings Inc.	25,431	1,160,707	(a)
Zurich Insurance Group AG	5,085	1,546,492	(a)

Total Insurance		23,736,483

Real Estate Management & Development - 0.3%
Tokyu Fudosan Holdings Corp.	127,900	924,171	(a)

TOTAL FINANCIALS		70,091,396

HEALTH CARE - 11.0%
Health Care Equipment & Supplies - 0.6%
Straumann Holding AG, Registered Shares	2,787	1,967,165	(a)

Health Care Providers & Services - 0.6%
Miraca Holdings Inc.	19,946	854,315	(a)
Suzuken Co., Ltd.	25,762	1,060,033	(a)

Total Health Care Providers & Services		1,914,348

Life Sciences Tools & Services - 1.3%
ICON PLC	15,227	1,707,708	*
Lonza Group AG, Registered Shares	9,030	2,439,312	*(a)

Total Life Sciences Tools & Services		4,147,020

Pharmaceuticals - 8.5%
Astellas Pharma Inc.	50,527	641,749	(a)
AstraZeneca PLC	9,890	678,682	(a)
Bayer AG, Registered Shares	29,198	3,631,502	(a)
GlaxoSmithKline PLC	109,153	1,930,682	(a)
H. Lundbeck A/S	14,608	742,882	(a)
Indivior PLC	208,078	1,132,704	*(a)
Novartis AG, Registered Shares	47,307	3,999,416	(a)
Novo Nordisk A/S, Class B Shares	61,239	3,291,301	(a)
Ono Pharmaceutical Co., Ltd.	35,300	821,563	(a)
Orion OYJ, Class B Shares	19,544	727,846	(a)
Recordati SpA	24,668	1,095,787	(a)
Roche Holding AG	12,843	3,248,550	(a)
Sanofi	34,545	2,974,448	(a)
Shionogi & Co., Ltd.	23,851	1,289,551	(a)
UCB SA	14,685	1,163,706	(a)

Total Pharmaceuticals		27,370,369

TOTAL HEALTH CARE		35,398,902

INDUSTRIALS - 13.0%
Aerospace & Defense - 0.5%
Safran SA	15,995	1,644,756	(a)

Building Products - 0.4%
Asahi Glass Co., Ltd.	26,926	1,164,625	(a)

Commercial Services & Supplies - 0.3%
Dai Nippon Printing Co., Ltd.	38,000	847,816	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Construction & Engineering - 3.5%
ACS Actividades de Construccion y Servicios SA	32,991	$1,290,806	(a)
Bouygues SA	28,341	1,472,275	(a)
Eiffage SA	11,931	1,307,282	(a)
Hochtief AG	5,233	922,300	(a)
Kajima Corp.	98,061	942,447	(a)
Koninklijke Volkerwessels NV	31,906	905,972	(a)
Obayashi Corp.	178,672	2,160,603	(a)
Shimizu Corp.	92,244	951,852	(a)
Taisei Corp.	28,421	1,413,665	(a)

Total Construction & Engineering		11,367,202

Electrical Equipment - 0.9%
Mitsubishi Electric Corp.	89,752	1,491,298	(a)
Vestas Wind Systems A/S	20,943	1,435,566	(a)

Total Electrical Equipment		2,926,864

Industrial Conglomerates - 1.0%
Koninklijke Philips NV	33,498	1,267,277	(a)
Rheinmetall AG	6,438	817,500	(a)
Siemens AG, Registered Shares	9,239	1,281,902	(a)

Total Industrial Conglomerates		3,366,679

Machinery - 2.2%
Atlas Copco AB, Class A Shares	30,398	1,309,234	(a)
Georg Fischer AG, Registered Shares	1,183	1,560,323	(a)
Kurita Water Industries Ltd.	35,734	1,160,909	(a)
Sandvik AB	56,601	989,370	(a)
Trelleborg AB, Class B Shares	31,878	737,260	(a)
Volvo AB, Class B Shares	64,535	1,200,767	(a)

Total Machinery		6,957,863

Professional Services - 0.8%
Adecco Group AG, Registered Shares	14,234	1,087,900	(a)
Wolters Kluwer NV	27,675	1,441,140	(a)

Total Professional Services		2,529,040

Trading Companies & Distributors - 2.9%
Ferguson PLC	16,889	1,208,453	(a)
ITOCHU Corp.	82,439	1,539,205	(a)
Marubeni Corp.	169,198	1,228,577	(a)
Mitsubishi Corp.	85,845	2,372,475	(a)
Mitsui & Co., Ltd.	84,599	1,373,956	(a)
Sumitomo Corp.	84,099	1,425,498	(a)

Total Trading Companies & Distributors		9,148,164

Transportation Infrastructure - 0.5%
Aena SME SA	7,831	1,585,330	(a)

TOTAL INDUSTRIALS		41,538,339

INFORMATION TECHNOLOGY - 5.9%
Electronic Equipment, Instruments & Components - 0.7%
Hitachi Ltd.	206,096	1,603,240	(a)
Nippon Electric Glass Co., Ltd.	19,946	761,451	(a)

Total Electronic Equipment, Instruments & Components		2,364,691

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Internet Software & Services - 0.6%
Auto Trader Group PLC	163,924	$778,138	(a)
United Internet AG, Registered Shares	16,745	1,151,766	(a)

Total Internet Software & Services		1,929,904

IT Services - 1.6%
Atos SE	11,074	1,611,940	(a)
Capgemini SE	12,230	1,447,327	(a)
Computershare Ltd.	82,527	1,048,890	(a)
Fujitsu Ltd.	165,374	1,172,187	(a)

Total IT Services		5,280,344

Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV	4,617	800,994	(a)
STMicroelectronics NV	45,019	977,683	(a)
Tokyo Electron Ltd.	7,312	1,309,784	(a)

Total Semiconductors & Semiconductor Equipment		3,088,461

Software - 1.7%
Check Point Software Technologies Ltd.	12,816	1,327,994	*
Constellation Software Inc.	1,327	804,455
Konami Holdings Corp.	20,692	1,137,053	(a)
SAP SE	9,828	1,102,012	(a)
Square Enix Holdings Co., Ltd.	20,943	994,391	(a)

Total Software		5,365,905

Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA, Registered Shares	24,689	832,604	(a)

TOTAL INFORMATION TECHNOLOGY		18,861,909

MATERIALS - 8.0%
Chemicals - 3.1%
BASF SE	19,277	2,115,558	(a)
China BlueChemical Ltd., Class H Shares	2,410,000	759,198	(a)
Covestro AG	26,766	2,752,142	(a)
Daicel Corp.	79,946	909,778	(a)
Nitto Denko Corp.	12,600	1,119,946	(a)
OCI Co., Ltd.	6,907	878,292	(a)
Sika AG	191	1,514,018	(a)

Total Chemicals		10,048,932

Metals & Mining - 3.9%
Anglo American PLC	110,892	2,317,657	(a)
BHP Billiton Ltd.	41,282	950,240	(a)
BHP Billiton PLC	46,177	945,183	(a)
BlueScope Steel Ltd.	70,256	841,929	(a)
Fortescue Metals Group Ltd.	197,111	749,013	(a)
Jindal Steel and Power Ltd.	590,982	1,897,530	*(a)
Rio Tinto PLC	63,790	3,366,654	(a)
South32 Ltd.	456,600	1,241,438	(a)

Total Metals & Mining		12,309,644

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Paper & Forest Products - 1.0%
Oji Holdings Corp.	167,867	$1,115,907	(a)
UPM-Kymmene OYJ	66,147	2,052,432	(a)

Total Paper & Forest Products		3,168,339

TOTAL MATERIALS		25,526,915

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
GPT Group	239,338	952,788	(a)
Mirvac Group	661,147	1,208,739	(a)
Scentre Group	365,107	1,191,496	(a)
Stockland	311,144	1,088,309	(a)
Vicinity Centres	396,839	843,153	(a)

Total Equity Real Estate Investment Trusts (REITs)		5,284,485

Real Estate Management & Development - 3.2%
China Overseas Land & Investment Ltd.	240,000	772,455	(a)
CK Asset Holdings Ltd.	172,037	1,503,759	(a)
Daito Trust Construction Co., Ltd.	6,648	1,354,202	(a)
Hongkong Land Holdings Ltd.	122,909	864,280	(a)
Kerry Properties Ltd.	275,902	1,241,145	(a)
Sun Hung Kai Properties Ltd.	66,482	1,107,447	(a)
Swire Pacific Ltd., Class A Shares	80,000	740,465	(a)
Vonovia SE	32,367	1,602,170	(a)
Wheelock & Co., Ltd.	159,558	1,140,030	(a)

Total Real Estate Management & Development		10,325,953

TOTAL REAL ESTATE		15,610,438

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 2.1%
BT Group PLC	197,608	723,529	(a)
Koninklijke KPN NV	294,528	1,027,528	(a)
KT Corp., ADR	50,620	790,178
Nippon Telegraph & Telephone Corp.	47,535	2,236,787	(a)
Telenor ASA	49,957	1,070,113	(a)
Telstra Corp., Ltd.	305,101	863,677	(a)

Total Diversified Telecommunication Services		6,711,812

Wireless Telecommunication Services - 2.2%
KDDI Corp.	65,901	1,640,760	(a)
NTT DoCoMo Inc.	75,459	1,782,477	(a)
SoftBank Group Corp.	23,268	1,838,245	(a)
Vodafone Group PLC	614,711	1,941,915	(a)

Total Wireless Telecommunication Services		7,203,397

TOTAL TELECOMMUNICATION SERVICES		13,915,209

UTILITIES - 4.3%
Electric Utilities - 1.1%
Chubu Electric Power Co. Inc.	70,472	875,234	(a)
Enel SpA	288,693	1,774,481	(a)
PGE Polska Grupa Energetyczna SA	259,476	898,075	*(a)

Total Electric Utilities		3,547,790

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY		SHARES	VALUE
Gas Utilities - 0.3%
Osaka Gas Co., Ltd.		47,368	$911,644	(a)

Multi-Utilities - 2.4%
AGL Energy Ltd.		71,171	1,350,665	(a)
E.ON SE		116,887	1,267,368	(a)
Engie SA		90,627	1,557,097	(a)
National Grid PLC		133,108	1,563,619	(a)
RWE AG		39,538	806,250	*(a)
Veolia Environnement SA		44,346	1,131,437	(a)

Total Multi-Utilities			7,676,436

Water Utilities - 0.5%
Companhia de Saneamento Basico do Estado de Sao Paulo		78,400	816,507	(a)
Severn Trent PLC		30,719	896,307	(a)

Total Water Utilities			1,712,814

TOTAL UTILITIES			13,848,684

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $262,622,544)			315,429,236

	RATE
SHORT-TERM INVESTMENTS - 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,837,101)	1.219%	4,837,101	4,837,101

TOTAL INVESTMENTS - 99.8% (Cost - $267,459,645)			320,266,337
Other Assets in Excess of Liabilities - 0.2%			583,753

TOTAL NET ASSETS - 100.0%			$320,850,090

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$4,596,943	$30,467,954	—	$35,064,897
Consumer Staples	940,095	30,229,625	—	31,169,720
Energy	—	14,402,827	—	14,402,827
Financials	1,445,123	68,646,273	—	70,091,396
Health Care	1,707,708	33,691,194	—	35,398,902
Industrials	—	41,538,339	—	41,538,339
Information Technology	2,132,449	16,729,460	—	18,861,909
Materials	—	25,526,915	—	25,526,915
Real Estate	—	15,610,438	—	15,610,438
Telecommunication Services	790,178	13,125,031	—	13,915,209
Utilities	—	13,848,684	—	13,848,684

Total Long-Term Investments	11,612,496	303,816,740	—	315,429,236

Short-Term Investments†	4,837,101	—	—	4,837,101

Total Investments	$16,449,597	$303,816,740	—	$320,266,337

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, securities valued at $303,816,740 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018